Property and equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	€ 18,576,268	€ 21,852,691
Property, plant and equipment at end of period	16,835,608	18,576,268	€ 21,852,691
Impairment losses	0	0	0
Subsequent reversal of impairment losses	0	0	0
Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	29,370,337	27,802,985
Additions	3,747,538	1,408,331
Disposals	(53,019)	(255,968)
Foreign currency effect	(320,086)	414,989
Property, plant and equipment at end of period	32,744,770	29,370,337	27,802,985
Gross carrying amount | IFRS 16
Changes in property, plant and equipment
Property, plant and equipment at beginning of period		11,825,810
Property, plant and equipment at end of period			11,825,810
Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(10,794,069)	(5,950,294)
Depreciation charge for the year	(5,132,605)	(4,907,832)
Disposals	17,513	64,057
Property, plant and equipment at end of period	(15,909,161)	(10,794,069)	(5,950,294)
Buildings
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,124,960	11,725,800
Property, plant and equipment at end of period	8,929,306	10,124,960	11,725,800
Buildings | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	11,930,665	11,725,800
Additions	824,613
Foreign currency effect	(202,521)	204,865
Property, plant and equipment at end of period	12,552,757	11,930,665	11,725,800
Buildings | Gross carrying amount | IFRS 16
Changes in property, plant and equipment
Property, plant and equipment at beginning of period		11,725,800
Property, plant and equipment at end of period			11,725,800
Buildings | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(1,805,706)
Depreciation charge for the year	(1,817,745)	(1,805,706)
Property, plant and equipment at end of period	(3,623,451)	(1,805,706)
Technical Equipment and Machines
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	6,603,646	8,379,254
Property, plant and equipment at end of period	4,170,841	6,603,646	8,379,254
Technical Equipment and Machines | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	13,017,527	12,034,514
Additions	553,733	283,044
Transfers	11,966	609,322
Disposals	(53,019)	(99,898)
Foreign currency effect	(90,064)	190,545
Property, plant and equipment at end of period	13,440,143	13,017,527	12,034,514
Technical Equipment and Machines | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(6,413,882)	(3,655,260)
Depreciation charge for the year	(2,872,934)	(2,794,104)
Disposals	17,513	35,482
Property, plant and equipment at end of period	(9,269,302)	(6,413,882)	(3,655,260)
Factory, Office, Other Equipment and Leasehold Improvements
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,434,522	985,107
Property, plant and equipment at end of period	1,628,508	1,434,522	985,107
Factory, Office, Other Equipment and Leasehold Improvements | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,009,004	3,280,141
Additions	646,934	590,687
Transfers		202,476
Disposals	0	(71,580)
Foreign currency effect	(25,766)	7,280
Property, plant and equipment at end of period	4,630,172	4,009,004	3,280,141
Factory, Office, Other Equipment and Leasehold Improvements | Gross carrying amount | IFRS 16
Changes in property, plant and equipment
Property, plant and equipment at beginning of period		100,010
Property, plant and equipment at end of period			100,010
Factory, Office, Other Equipment and Leasehold Improvements | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(2,574,482)	(2,295,034)
Depreciation charge for the year	(427,183)	(308,023)
Disposals		28,575
Property, plant and equipment at end of period	(3,001,665)	(2,574,482)	(2,295,034)
Assets Under Construction
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	413,140	762,530
Property, plant and equipment at end of period	2,106,954	413,140	762,530
Assets Under Construction | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	413,140	762,530
Additions	1,722,258	534,600
Transfers	(11,966)	(811,798)
Disposals		(84,490)
Foreign currency effect	(1,735)	12,298
Property, plant and equipment at end of period	2,121,698	€ 413,140	€ 762,530
Assets Under Construction | Accumulated amortization
Changes in property, plant and equipment
Depreciation charge for the year	(14,744)
Property, plant and equipment at end of period	€ (14,744)